Debt - Narrative (Details)						6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 23, 2021 USD ($)	Sep. 02, 2021 USD ($)	Jul. 30, 2021 USD ($)	Jun. 18, 2021 USD ($)	Jan. 15, 2021 USD ($)	Jun. 21, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Sep. 03, 2021 USD ($)	Feb. 17, 2021 USD ($)	Oct. 28, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 01, 2020 USD ($)
Debt Instrument [Line Items]
Draw down amount						$ 1,463,000	$ 81,289,000	$ 53,024,000
Principal amount							77,716,000	77,551,000
Forgiveness amount				$ 600,000
Available liquidity								25,500,000
Cash and cash equivalents							22,076,000	20,523,000
Borrowings outstanding under credit facility								5,000,000.0
DSS PPP Loan
Debt Instrument [Line Items]
Face amount													$ 1,100,000
Interest rate													1.00%
Repayments of debt								$ 500,000
Effective interest rate								0.00%
Medium-term Notes | Adams Street Capital Agreement
Debt Instrument [Line Items]
Credit amount											$ 31,000,000.0
Draw down amount					$ 15,000,000.0
Additional borrowing capacity										$ 32,000,000.0
Net leverage ratio		6.50
Effective interest rate								7.58%
Medium-term Notes | Adams Street Delayed Draw Term Loan
Debt Instrument [Line Items]
Credit amount											15,000,000.0
Effective interest rate								7.57%
Line of Credit | Adams Street Capital Agreement
Debt Instrument [Line Items]
Draw down amount			$ 3,000,000.0
Debt repayment	$ 3,000,000.0
Principal amount							$ 0	$ 0
Line of Credit | Adams Street Capital Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Credit amount											5,000,000.0
Effective interest rate								7.00%
Notes Payable to Banks | SVB Loan
Debt Instrument [Line Items]
Debt repayment		$ 41,600,000
Face amount											$ 51,100,000	$ 45,400,000
Effective interest rate								0.00%
Notes Payable to Banks | D&O Financing Loan
Debt Instrument [Line Items]
Face amount									$ 3,000,000.0
Interest rate									1.74%
Effective interest rate								1.75%
Loan
Debt Instrument [Line Items]
Debt repayment								$ 600,000